Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The Company’s deferred tax assets consist of the following:

	December 31,
	2025	2024
Net operating loss carry forward	$4,106,806	$2,492,309
Intangible assets	4,054	4,907
Stock-Based Compensation	50,768	176,387
Foreign Tax Credit	-	30,000
Valuation allowance	(4,161,628)	(2,703,603)
Balance, end of year	$—	$—

Schedule of Tax Expense	Tax expense consisted primarily of the following:
	December 31,
	2025	2024
Federal	$—	$—
State	—	—
Foreign	—	100,000
Deferred	—	—
Total	$—	$100,000

Schedule of Effective Tax Rate

The reconciliation between the effective tax rate on loss from continuing operations and the statutory rate for the year ended December 31, 2025 is as follows:

	Tax	Percentage
U.S. federal statutory rate	$(1,783,333)	21.00%
State and local income taxes, net of federal income tax effect	—	—
Foreign tax effects	—	—
Effect of changes in tax laws or rates enacted in the current period	—	—
Effect of cross-border tax laws	—	—
Tax credits	—	—
Change in valuation allowance	1,458,025	(17.17)%
Interest expense	142,899	(1.68)%
Nontaxable or nondeductible items - other	26,564	(0.31)%
Changes in unrecognized tax benefits	—	—
Deferred tax adjustment for expired stock-based compensation awards	125,619	(1.48)%
Other adjustments	30,226	(0.36)%
Total	$—
Effective tax rate	0.00%	0.00%

The reconciliation between the effective tax rate on loss before income taxes and the statutory rate for the year ended December 31, 2024 is as follows:

	Tax	Percentage
Book loss before taxes	$(498,047)	21.00%
State taxes, net	—	—
Foreign taxes, net	79,000	(3.33)%
Meals and entertainment	6,318	(0.27)%
Warrant income	(34,583)	1.46%
Interest expense	118,904	(5.01)%
Change in valuation allowance	413,104	(17.42)%
Change in estimate for prior year taxes	15,304	(0.65)%
Total	$100,000
Effective tax rate		(4.22)%